INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
Disclosure of deferred taxes [Table Text Block]
	December 31,	December 31,
	2017	2016

Non-capital loss carry-forwards	$372,616	$-
Deferred income tax assets	$372,616	$-
Deficiency (excess) of carrying value over tax value of property, plant and equipment	$(154,043)	$(169,251)
Excess of carrying value over tax value of intangible assets	(218,573)	(3,182)
Deferred income tax liability	$(372,616)	$(172,433)
Net deferred tax asset (liability)	$-	$(172,433)

Disclosure of temporary difference, unused tax losses and unused tax credits [Table Text Block]
	December 31,	December 31,
	2017	2016
Excess of tax value over carrying value of mineral properties	$13,807	$13,077
Non-capital losses carried forward	4,126,977	-
Unrealized foreign exchange gain	115,642	-

Unrecognized deductible temporary differences	$4,256,426	$13,077

Disclosure of detailed information about effective income tax expense recovery [Table Text Block]
	December 31,	December 31,	December 31,
	2017	2016	2015
Loss before income taxes	$(5,166,207)	$(3,454,778)	$(1,406,738)
Statutory income tax rate	26.00%	26.00%	26.00%
Income tax (benefit) liability computed at statutory tax rate	(1,343,214)	(898,242)	(365,752)
Items not deductible for income tax purposes	(100,626)	114,580	174,859
Under/(over) provision of taxes in prior years	-	(824,607)	1,201,114
Change in timing differences	187,473	372,451	(447,394)
Impact on foreign exchange on tax assets and liabilities	117,313	162,359	133,131
Difference between Canadian and foreign taxes	(464,959)	(119,976)	-
Unused tax losses and tax offsets not recognized	1,431,580	(414,825)	418,224
Income tax expense (recovery)	(172,433)	(1,608,260)	1,114,182
Penalties and interest included in income tax expense	-	614,283	-
Texas margin tax and branch tax (recovery)	22,137	4,791	(10,094)
Income tax expense (recovery)	$(150,296)	$(989,186)	$1,104,088